As filed with the Securities and Exchange Commission on [date]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-22310

FactorShares Trust
_______________________________________
(Exact name of registrant as specified in charter)

35 Beechwood Road, Suite 2B
Summit, NJ 07901
_______________________________________
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
_______________________________________
(Name and address of agent for service)

(877) 756-7873
_________________________________________________
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  June 30, 2015

Item 1. Schedule of Investments.

PureFundsTM ISE Junior Silver (Small Cap Miners/Explorers) ETF
Schedule of Investments
June 30, 2015 (Unaudited)
	Shares	Market Value
COMMON STOCKS - 99.7%
Metals & Mining - 99.7%
Canada - 91.1%
Alexco Resource Corporation (a)	137,384	$48,084
Americas Silver Corporation (a)	845,619	145,563
Aurcana Corporation (a)	219,739	42,224
Bear Creek Mining Corporation (a)	247,208	184,070
Endeavour Silver Corporation (a)	103,727	206,417
Excellon Resources, Inc. (a)	129,441	51,818
First Majestic Silver Corporation (a)	111,462	538,361
Fortuna Silver Mines, Inc. (a)	145,028	528,324
Great Panther Silver, Ltd. (a)	410,488	176,510
IMPACT Silver Corporation (a)	134,836	22,671
Kootenay Silver, Inc. (a)	180,245	59,168
MAG Silver Corporation (a)	71,097	557,277
Mandalay Resources Corporation	527,371	405,345
Minco Silver Corporation (a)	106,084	45,016
Mirasol Resources, Ltd. (a)	81,835	57,003
Sabina Gold & Silver Corporation (a)	585,975	206,428
Santacruz Silver Mining, Ltd. (a)	179,790	24,471
Sierra Metals, Inc. (a)	196,365	240,543
Silver Standard Resources, Inc. (a)	35,633	223,954
Silvercorp Metals, Inc.	169,520	180,514
SilverCrest Mines, Inc. (a)	181,155	179,850
Trevali Mining Corporation (a)	252,473	175,862
		4,299,473
United Kingdom - 7.7%
Hochschild Mining PLC	242,385	362,755
United States - 0.9%
Golden Minerals Company (a)	120,575	42,394
Total Metals & Mining		4,704,622

TOTAL COMMON STOCKS (Cost $6,513,757)		4,704,622

Total Investments (Cost $6,513,757) - 99.7%		4,704,622
Other Assets in Excess of Liabilities - 0.3%		14,692
TOTAL NET ASSETS - 100.0%		$4,719,314

Percentages are stated as a percent of net assets.
(a) Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows+:

Cost of investments		$6,579,295
Gross unrealized appreciation		139,948
Gross unrealized depreciation		(2,014,621)
Net unrealized appreciation		$(1,874,673)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at June 30, 2015 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally accepted accounting principals in the United
States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2015:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$4,704,622	$-	$-	$4,704,622
Total Investments in Securities	$4,704,622	$-	$-	$4,704,622

^See Schedule of Investments for breakout of investments by industry classification.
There were no transfers into and out of Level 1 during the period ended June 30, 2015.

PureFundsTM ISE Cyber Security ETF
Schedule of Investments
June 30, 2015 (Unaudited)
	Shares	Market Value

COMMON STOCKS - 99.7%
Canada - 1.2%
Absolute Software Corporation	1,997,390	$14,376,730
Finland - 2.8%
F-Secure OYJ * +	9,501,527	33,261,382
Israel - 11.6%
Check Point Software Technologies, Ltd. (a)	585,893	46,607,788
CyberArk Software, Ltd. (a)	749,154	47,061,854
Radware, Ltd. (a)	2,093,173	46,468,441
		140,138,083
Japan - 3.9%
Trend Micro, Inc.	1,383,944	47,381,014
Netherlands - 5.2%
AVG Technologies NV (a)	1,779,987	48,433,446
Gemalto NV	162,221	14,446,491
		62,879,937
Poland - 0.3%
Comp S.A. *	189,015	3,222,806
Republic of Korea - 3.7%
Ahnlab, Inc. +	966,473	44,621,776
United States - 71.0%
Barracuda Networks, Inc. (a)	1,165,592	46,180,755
Cisco Systems, Inc.	1,717,427	47,160,545
F5 Networks, Inc. (a)	115,288	13,874,911
FireEye, Inc. (a)	961,568	47,030,291
Fortinet, Inc. (a)	1,200,014	49,596,579
Guidance Software, Inc. (a) +	1,934,131	16,382,090
Imperva, Inc. (a)	771,312	52,217,822
Infoblox, Inc. (a)	1,832,043	48,017,847
IntraLinks Holdings, Inc. (a) +	4,461,605	53,137,716
Juniper Networks, Inc.	1,799,029	46,720,783
ManTech International Corporation	511,465	14,832,485
Palo Alto Networks, Inc. (a)	281,458	49,170,713
Proofpoint, Inc. (a)	814,133	51,835,848
Qualys, Inc. (a)	1,173,832	47,364,121
Science Applications International Corporation	963,276	50,909,137
Splunk, Inc. (a)	714,019	49,710,003
Symantec Corporation	2,058,014	47,848,825
The KEYW Holding Corporation (a) +	3,499,527	32,615,592
VASCO Data Security International, Inc. (a)	1,624,623	49,047,368
VeriSign, Inc. (a)	229,250	14,149,310
WidePoint Corporation (a) +	7,612,838	12,713,439
Zix Corporation (a) +	2,932,675	15,161,930
		855,678,110
TOTAL COMMON STOCKS (Cost $1,151,567,546)		1,201,559,838

Total Investments (Cost $1,151,567,546) - 99.7%		1,201,559,838
Other Assets in Excess of Liabilities - 0.3%		4,219,018
TOTAL NET ASSETS - 100.0%		$1,205,778,856
Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
ADR	American Depositary Receipt
*	Illiquid Security- At June 30, 2015, the value of these securities amount to $36,484,188 or 3.03% of net assets
+	Affiliated company as defined by the Investment Company Act of 1940
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Since the Fund has not completed its initial fiscal year of operations, the tax cost of investments is the same as noted in the Schedule of Investments

Summary of Fair Value Disclosure at June 30, 2015 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally accepted accounting principals in the United
States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 20151:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$1,201,559,838	$-	$-	$1,201,559,838
Total Investments in Securities	$1,201,559,838	$-	$-	$1,201,559,838

^See Schedule of Investments for breakout of investments by industry classification.
1 There were no transfers into and out of Level 1 during the period ended June 30, 2015.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FactorShares Trust

By (Signature and Title) /s/ Samuel Masucci, III
Samuel Masucci, III, President

Date  August 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Samuel Masucci, III
Samuel Masucci, III, President

Date  August 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John A. Flanagan
John A. Flanagan, Principal Financial Officer

Date  August 26, 2015

* Print the name and title of each signing officer under his or her signature.